Exhibit 1

ACRE Commercial Mortgage 2017-FL3 Ltd.

Report To:

ACRE Commercial Mortgage 2017-FL3 Ltd.

ACRE Commercial Mortgage 2017-FL3 LLC

Ares Commercial Real Estate Corporation

ACRC Lender LLC

Wells Fargo Securities, LLC

16 February 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

ACRE Commercial Mortgage 2017-FL3 Ltd. ACRE Commercial Mortgage 2017-FL3 LLC Ares Commercial Real Estate Corporation ACRC Lender LLC 245 Park Avenue New York, New York 10167

Wells Fargo Securities, LLC 375 Park Avenue New York, New York 10152

Re: ACRE Commercial Mortgage 2017-FL3 Ltd.

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist ACRE Commercial Mortgage 2017-FL3 Ltd. (the “Issuer”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) that will secure the classes of the notes (the “Notes”).  This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Ares Commercial Real Estate Corporation (“Ares”), on behalf of the Issuer, provided us with:

a.                                      Certain electronic data files (the “Data Files”) that are described in Attachment A,

b.                                      Electronic copies of the loan files for the Mortgage Loans, which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and Mortgaged Properties (as defined in Attachment A),

c.                                       Certain calculation methodologies (the “Multiple Property Mortgage Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Mortgage Loans”) that are secured by multiple Mortgaged Properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Mortgage Loan characteristics to the respective Underlying Properties,

d.                                      A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that Ares, on behalf of the Issuer, instructed us to compare to information contained in the Source Documents,

e.                                       A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that Ares, on behalf of the Issuer, instructed us to recalculate using information on the Data Files,

f.                                        A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which Ares, on behalf of the Issuer, instructed us to perform no procedures,

g.                                       A draft of the preliminary offering memorandum for the ACRE Commercial
Mortgage 2017-FL3 Ltd. securitization transaction (the “Draft Preliminary Offering Memorandum”) and

h.                                      Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Issuer is responsible for the Data Files, Source Documents, Multiple Property Mortgage Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Memorandum and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Mortgage Loan Calculation Methodologies, Provided Characteristics, Draft Preliminary Offering Memorandum or any other information provided to us by Ares, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Ares, on behalf of the Issuer, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.                                      Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.                                      Making any findings with respect to:

i.                                          Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.                                       The value of the collateral securing the Mortgage Loans,

iii.                                    Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or

iv.                                   Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

2

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

16 February 2017

3

Attachment A

Background

For the purpose of the procedures described in this report, Ares, on behalf of the Issuer, indicated that:

a.                                      The assets of the Issuer will primarily consist of commercial mortgage loans (the “Mortgage Loans”) each secured by a first-lien mortgage on one or more multifamily, hotel, office or retail properties (the “Mortgaged Properties”),

b.                                      With respect to nine of the Mortgage Loans, there exist interests (each, an “Unfunded Future Funding Participation”) that are unfunded as of 9 February 2017 (the “Cut-off Date”), which will not be assets of the Issuer as of the closing date of the ACRE Commercial Mortgage 2017-FL3 Ltd. securitization transaction (the “Closing Date”), and which evidence the amounts of certain future advances which may be made subsequent to the Closing Date and

c.                                       With respect to four of the Mortgage Loans, there exist fully-funded interests (each, a “Fully-Funded Companion Participation”), which will not be assets of the Issuer as of the Closing Date.

Procedures performed and our associated findings

1.                                      We obtained from Ares, on behalf of the Issuer:

a.                                      An electronic data file (the “Preliminary Data File”) that Ares, on behalf of the Issuer, indicated contains information relating to the Mortgage Loans and Mortgaged Properties as of the Cut-off Date and

b.                                      Record layout and decode information related to the information on the Data Files.

For each Mortgage Loan and Mortgaged Property on the Preliminary Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A that were provided by Ares, on behalf of the Issuer, subject only to the instructions, assumptions, methodologies, qualifications and exceptions stated in the notes to Exhibit 2 to Attachment A and the succeeding paragraph of this Item 1.

1. (continued)

The Source Document(s) that we were instructed by Ares, on behalf of the Issuer, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A.  Where more than one Source Document is listed for a Compared Characteristic, Ares, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A.  We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.                                      As instructed by Ares, on behalf of the Issuer, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to Ares.  The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.                                      Subsequent to the performance of the procedures described in Items 1. and 2. above, Ares, on behalf of the Issuer, provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files), that Ares, on behalf of the Issuer, indicated contains information on the Mortgage Loans and Mortgaged Properties as of the Cut-off Date.

Using information on the:

a.                                      Final Data File and

b.                                      Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.                                      Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Cut-off Date Seasoning” of each Mortgage Loan as of the Cut-off Date.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.                                      Using the:

a.                                      First Payment Date,

b.                                      Initial Maturity Date and

c.                                       Extension Options Description

of each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.                                          Initial Loan Term (Original),

ii.                                       Fully Extended Maturity Date and

iii.                                    Fully Extended Loan Term (Original)

of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.                                      Using the:

a.                                      Cut-off Date Seasoning,

b.                                      Initial Loan Term (Original) and

c.                                       Fully Extended Loan Term (Original)

of each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.                                          Cut-off Date Initial Loan Term (Remaining) and

ii.                                       Fully Extended Loan Term (Remaining)

of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.                                      For each of the Mortgage Loans, all of which have an “Amortization Type During Initial Term” of “Interest Only” on the Final Data File, Ares, on behalf of the Issuer, instructed us to use the “Initial Loan Term (Original),” as shown on the Final Data File, for the “IO Number of Payments” characteristic.  We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.                                      For each of the Mortgage Loans, all of which have an “Amortization Type During Initial Term” of “Interest Only” on the Final Data File, Ares, on behalf of the Issuer, instructed us to use “0” for the “Amort Number of Payments” characteristic.  We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

9.                                      Using the:

a.                                      Mortgage Asset Cut-off Date Balance ($) and

b.                                      Fully-Funded Companion Participation Cut-off Date Balance,

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Cut-Off Date Total Debt Balance” of each Mortgage Loan.  We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

10.                               Using the:

a.                                      Cut-off Date Unfunded Future Funding Participation Amount ($) and

b.                                      Mortgage Asset Cut-off Date Balance ($),

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Mortgage Loan Balloon Payment ($)” of each Mortgage Loan.  We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

11.                               Using the:

a.                          Mortgage Loan Balloon Payment ($) and

b.                          Fully-Funded Companion Participation Balloon Balance

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Total Debt Balloon Payment” of each Mortgage Loan.  We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

12.                               Using the:

a.                                      Fully Funded Mortgage Loan Margin %,

b.                                      LIBOR Floor % and

c.                                       LIBOR Cap Strike Price %

of each Mortgage Loan, all as shown on the Final Data File, a one month LIBOR assumption of 0.7700% (the “Assumed LIBOR”) that was provided by Ares, on behalf of the Issuer, and the calculation methodologies provided by Ares, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 12., we recalculated the:

i.                                          Mortgage Rate Cap,

ii.                                       Mortgage Rate Floor and

iii.                                    Fully Funded Mortgage Loan Rate %

of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Ares, on behalf of the Issuer, instructed us to recalculate the “Mortgage Rate Cap” as the sum of the:

a.                                      Fully Funded Mortgage Loan Margin % and

b.                                      LIBOR Cap Strike Price %.

For the purpose of this procedure, Ares, on behalf of the Issuer, instructed us to recalculate the “Mortgage Rate Floor” as the sum of the:

a.                                      Fully Funded Mortgage Loan Margin % and

b.                                      LIBOR Floor %.

For the purpose of this procedure, Ares, on behalf of the Issuer, instructed us to recalculate the “Fully Funded Mortgage Loan Rate %” as the sum of the:

a.                                      Fully Funded Mortgage Loan Margin % and

b.                                      Greater of the:

i.                                          LIBOR Floor % and

ii.                                       Lesser of the:

(1)                                 Assumed LIBOR and

(2)                                 LIBOR Cap Strike Price %.

13.                               Using the:

a.                                      Mortgage Asset Cut-off Date Balance ($),

b.                                      Fully-Funded Companion Participation Cut-off Date Balance and

c.                                       Fully Funded Mortgage Loan Rate %

of each Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by Ares, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 13., we recalculated the:

i.                                          Annual Debt Service Payment (IO),

ii.                                       Fully-Funded Companion Participation Annual Debt Service and

iii.                                    Total Debt Ann. Debt Service ($)

of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Ares, on behalf of the Issuer, instructed us to recalculate the “Annual Debt Service Payment (IO)” of each Mortgage Loan, all of which have an “Interest Accrual Basis” of “ACT/360” on the Final Data File, as the product of:

a.                                      The “Mortgage Asset Cut-off Date Balance ($),”

b.                                      The “Fully Funded Mortgage Loan Rate %” and

c.                                       365/360.

For the purpose of this procedure, Ares, on behalf of the Issuer, instructed us to recalculate the “Fully-Funded Companion Participation Annual Debt Service” of each Mortgage Loan, all of which have an “Amortization Type During Initial Term” of “Interest Only” and an “Interest Accrual Basis” of “ACT/360” on the Final Data File, as the product of:

a.                                      The “Fully-Funded Companion Participation Cut-off Date Balance,”

b.                                      The “Fully Funded Mortgage Loan Rate %” and

c.                                       365/360.

For the purpose of this procedure, Ares, on behalf of the Issuer, instructed us to recalculate the “Total Debt Ann. Debt Service ($)” of each Mortgage Loan as the sum of:

a.                                      The “Annual Debt Service Payment (IO)” and

b.                                      The “Fully-Funded Companion Participation Annual Debt Service.”

14.                               For each of the Mortgage Loans, all of which have an “Amortization Type During Initial Term” of “Interest Only” on the Final Data File, Ares, on behalf of the Issuer, instructed us to use “NAP” for the “Annual Debt Service Payment (P&I)” characteristic.  We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

15.                               Using the “Mortgage Asset Cut-off Date Balance ($)” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “% of Initial Mortgage Asset Cut-off Date Balance” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.                               Using the:

a.                                      No. of Units,

b.                                      Mortgage Asset Cut-off Date Balance ($),

c.                                       Fully-Funded Companion Participation Cut-off Date Balance,

d.                                      Maximum Mortgage Loan Commitment ($) and

e.                                       Total Debt Balloon Payment

of each Mortgage Loan and, with respect to the Multiple Property Mortgage Loans, of each respective Underlying Property, all as shown on the Final Data File, and the calculation methodologies provided by Ares, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 16., we recalculated the:

i.                                          Mortgage Asset Cut-Off Date Balance/ Unit ($)

ii.                                       Maximum Mortgage Loan Commitment / Unit ($)

iii.                                    Mortgage Loan Balloon Payment / Unit ($)

characteristics of each Mortgage Loan and, with respect to the Multiple Property Mortgage Loans, of each respective underlying Mortgaged Property.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Ares, on behalf of the Issuer, instructed us to recalculate the “Mortgage Asset Cut-Off Date Balance/ Unit ($)” of each Mortgage Loan as the quotient of the:

a.                                      Sum of the:
i.                                          Mortgage Asset Cut-off Date Balance ($) and

ii.                                       Fully-Funded Companion Participation Cut-off Date Balance and

b.                                      No. of Units.

For the purpose of this procedure, Ares, on behalf of the Issuer, instructed us to recalculate the “Maximum Mortgage Loan Commitment / Unit ($)” of each Mortgage Loan as the quotient of the:

a.                                      Maximum Mortgage Loan Commitment ($) and

b.                                      No. of Units.

For the purpose of this procedure, Ares, on behalf of the Issuer, instructed us to recalculate the “Mortgage Loan Balloon Payment / Unit ($)” of each Mortgage Loan as the quotient of the:

a.                                      Total Debt Balloon Payment and

b.                                      No. of Units.

17.                               Using the:

a.                                      Cut-Off Date Total Debt Balance,

b.                                      Total Debt Balloon Payment,

c.                                       As-Is Appraised Value and

d.                                      Stabilized Appraised Value

of each Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by Ares, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 17., we recalculated the:

i.                                          Mortgage Asset Cut-Off Date As-Is LTV Ratio,

ii.                                       Mortgage Loan Cut-Off Date Stabilized LTV Ratio,

iii.                                    Maturity Date Mortgage Loan As-Is LTV Ratio,

iv.                                   Maturity Date Mortgage Loan Stabilized LTV Ratio and

v.                                      Cut-off Date Total Debt As-Is LTV

of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Ares, on behalf of the Issuer, instructed us to recalculate both the “Mortgage Asset Cut-Off Date As-Is LTV Ratio” and “Cut-off Date Total Debt As-Is LTV” as the quotient of the:

a.                                      Cut-Off Date Total Debt Balance and

b.                                      As-Is Appraised Value.

For the purpose of this procedure, Ares, on behalf of the Issuer, instructed us to recalculate both the “Mortgage Loan Cut-Off Date Stabilized LTV Ratio” and “Maturity Date Mortgage Loan Stabilized LTV Ratio” as the quotient of the:

a.                                      Total Debt Balloon Payment and

b.                                      Stabilized Appraised Value.

For the purpose of this procedure, Ares, on behalf of the Issuer, instructed us to recalculate the “Maturity Date Mortgage Loan As-Is LTV Ratio” as the quotient of the:

a.                                      Total Debt Balloon Payment and

b.                                      As-Is Appraised Value.

For the purpose of this procedure, Ares, on behalf of the Issuer, instructed us to round the characteristics listed in i. through v. in the first paragraph of this Item 17. to the nearest 1/10th of one percent.

17. (continued)

For each Multiple Property Mortgage Loan, Ares, on behalf of the Issuer, instructed us to use the:

a.                                      Mortgage Asset Cut-Off Date As-Is LTV Ratio,

b.                                      Mortgage Loan Cut-Off Date Stabilized LTV Ratio,

c.                                       Maturity Date Mortgage Loan As-Is LTV Ratio and

d.                                      Maturity Date Mortgage Loan Stabilized LTV Ratio

for the applicable Multiple Property Mortgage Loan as the value for each of the characteristics listed in a. through d. above for the Underlying Properties associated with such Multiple Property Mortgage Loan.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Ares, on behalf of the Issuer, that are described in this Item 17.

18.                               Using the:

a.                                      Underwritten NOI ($),

b.                                      Underwritten NCF ($),

c.                                       Stabilized Underwritten NOI ($),

d.                                      Stabilized Underwritten NCF ($),

e.                                       Maximum Mortgage Loan Commitment ($),

f.                                        Fully Funded Mortgage Loan Rate % and

g.                                       Total Debt Ann. Debt Service ($)

of each Mortgage Loan, all as shown on the Final Data File, and the applicable assumptions and calculation methodologies provided by Ares, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 18., we recalculated the:

i.                                          Mortgage Asset Underwritten NOI DSCR,

ii.                                       Mortgage Asset Underwritten NCF DSCR,

iii.                                    Total Debt UW NCF DSCR,

iv.                                   Maximum Mortgage Loan Commitment Stabilized Underwritten NOI DSCR and

v.                                      Maximum Mortgage Loan Commitment Stabilized Underwritten NCF DSCR

of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Ares, on behalf of the Issuer, instructed us to recalculate the “Mortgage Asset Underwritten NOI DSCR” as the quotient of the:

a.                                      Underwritten NOI ($) and

b.                                      Total Debt Ann. Debt Service ($).

For the purpose of this procedure, Ares, on behalf of the Issuer, instructed us to recalculate both the “Mortgage Asset Underwritten NCF DSCR” and “Total Debt UW NCF DSCR” as the quotient of the:

a.                                      Underwritten NCF ($) and

b.                                      Total Debt Ann. Debt Service ($).

18. (continued)

For the purpose of this procedure, Ares, on behalf of the Issuer, instructed us to calculate the “Fully Funded Interest-Only Debt Service Payment” for each Mortgage Loan, all of which have an “Amortization Type During Initial Term” of “Interest Only” and an “Interest Accrual Basis” of “ACT/360” on the Final Data File, as the product of:

i.                                          The “Maximum Mortgage Loan Commitment ($),”

ii.                                       The “Fully Funded Mortgage Loan Rate %” and

iii.                                    365/360.

For the purpose of this procedure, Ares, on behalf of the Issuer, instructed us to recalculate the “Maximum Mortgage Loan Commitment Stabilized Underwritten NOI DSCR” as the quotient of the:

a.                                      Stabilized Underwritten NOI ($) and

b.                                      Fully Funded Interest-Only Debt Service Payment.

For the purpose of this procedure, Ares, on behalf of the Issuer, instructed us to recalculate the “Maximum Mortgage Loan Commitment Stabilized Underwritten NCF DSCR” as the quotient of the:

a.                                      Stabilized Underwritten NCF ($) and

b.                                      Fully Funded Interest-Only Debt Service Payment.

For the purpose of this procedure, Ares, on behalf of the Issuer, instructed us to round the characteristics listed in i. through v. in the first paragraph of this Item 18. to two decimal places.

For each Multiple Property Mortgage Loan, Ares, on behalf of the Issuer, instructed us to use the:

a.                                      Mortgage Asset Underwritten NOI DSCR,

b.                                      Mortgage Asset Underwritten NCF DSCR,

c.                                       Maximum Mortgage Loan Commitment Stabilized Underwritten NOI DSCR and

d.                                      Maximum Mortgage Loan Commitment Stabilized Underwritten NCF DSCR

for the applicable Multiple Property Mortgage Loan as the value for each of the characteristics listed in a. through d. above for the Underlying Properties associated with such Multiple Property Mortgage Loan.

19.                               Using the:

a.                                      Underwritten NOI ($),

b.                                      Underwritten NCF ($),

c.                                       Stabilized Underwritten NOI ($),

d.                                      Stabilized Underwritten NCF ($),

e.                                       Cut-Off Date Total Debt Balance and

f.                                        Maximum Mortgage Loan Commitment ($)

of each Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by Ares, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 19., we recalculated the:

i.                                                Mortgage Asset Underwritten NOI Debt Yield,

ii.                                             Mortgage Asset Underwritten NCF Debt Yield,

iii.                                          Maximum Mortgage Loan Commitment Stabilized Underwritten NOI Debt Yield and

iv.                                         Maximum Mortgage Loan Commitment Stabilized Underwritten NCF Debt Yield

of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Ares, on behalf of the Issuer, instructed us to recalculate the “Mortgage Asset Underwritten NOI Debt Yield” as the quotient of the:

a.                                      Underwritten NOI ($) and

b.                                      Cut-Off Date Total Debt Balance.

For the purpose of this procedure, Ares, on behalf of the Issuer, instructed us to recalculate the “Mortgage Asset Underwritten NCF Debt Yield” as the quotient of the:

a.                                      Underwritten NCF and

b.                                      Cut-Off Date Total Debt Balance.

For the purpose of this procedure, Ares, on behalf of the Issuer, instructed us to recalculate the “Maximum Mortgage Loan Commitment Stabilized Underwritten NOI Debt Yield” as the quotient of the:

a.                                      Stabilized Underwritten NOI ($) and

b.                                      Maximum Mortgage Loan Commitment ($).

For the purpose of this procedure, Ares, on behalf of the Issuer, instructed us to recalculate the “Maximum Mortgage Loan Commitment Stabilized Underwritten NCF Debt Yield” as the quotient of the:

a.                                      Stabilized Underwritten NCF ($) and

b.                                      Maximum Mortgage Loan Commitment ($).

For the purpose of this procedure, Ares, on behalf of the Issuer, instructed us to round the characteristics listed in items i. through iv. in the first paragraph of this Item 19. to the nearest 1/10th of one percent.

19. (continued)

For each Multiple Property Mortgage Loan, Ares, on behalf of the Issuer, instructed us to use the:

a.                                      Mortgage Asset Underwritten NOI Debt Yield,

b.                                      Mortgage Asset Underwritten NCF Debt Yield,

c.                                       Maximum Mortgage Loan Commitment Stabilized Underwritten NOI Debt Yield and

d.                                      Maximum Mortgage Loan Commitment Stabilized Underwritten NCF Debt Yield

for the applicable Multiple Property Mortgage Loan as the value for each of the characteristics listed in a. through d. above for the Underlying Properties associated with such Multiple Property Mortgage Loan.

20.                               Using:

a.                                      Information in the corresponding underwriter’s summary report Source Document and

b.                                      The calculation methodologies provided by Ares, on behalf of the Issuer, which are described in the succeeding paragraphs of this Item 20.,

we recalculated the;

i.                                          Underwritten Occupancy % and

ii.                                       Stabilized Underwritten Occupancy %

of each Mortgage Loan and, with respect to the Multiple Property Mortgage Loans, of each Underlying Property.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Ares, on behalf of the Issuer, instructed us to recalculate the “Underwritten Occupancy %” for each Mortgage Loan and Underlying Property as the quotient of the:

a.                                      Difference between the:

i.                                          Underwritten gross potential rent and

ii.                                       Underwritten general vacancy and

b.                                      Underwritten gross potential rent,

all as shown in the underwriter’s summary report Source Document.

For the purpose of this procedure, Ares, on behalf of the Issuer, instructed us to recalculate the “Stabilized Underwritten Occupancy %” for each Mortgage Loan and Underlying Property (except for the Mortgage Loan described in the succeeding paragraph of this Item 20.) as the quotient of the:

a.                                      Difference between the:

i.                                          Underwritten stabilized gross potential rent and

ii.                                       Underwritten stabilized general vacancy and

b.                                      Underwritten stabilized gross potential rent,

all as shown in the underwriter’s summary report Source Document.

20. (continued)

For the purpose of this procedure, Ares, on behalf of the Issuer, instructed us to recalculate the “Stabilized Underwritten Occupancy %” for the Mortgage Loan identified on the Final Data File as “Lincolnshire Commons” as the quotient of the:

a.                                      Difference between the:

i.                                          Underwritten stabilized gross potential rent and

ii.                                       Product of:

(1)                                 The difference between the

(a)                                 Underwritten stabilized gross potential rent and

(b)                                 Underwritten rent for “North Shore University Health” tenant and

(2) 10%

and

b.                                      Underwritten stabilized gross potential rent,

all as shown in the underwriter’s summary report Source Document.

21.                               Using the:

a.                                      Exit Fee and

b.                                      Maximum Mortgage Loan Commitment ($)

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Exit Fee %” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

22.                               Using the:

a.                                      Cut-off Date Seasoning and

b.                                      Prepayment Provision

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Remaining Call Protection” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

23.                               Using the:

a.                                      Loan Servicing Fee,

b.                                      Trustee Fee,

c.                                       CREFC® IP Royalty License Fee Rate and

d.                                      Master Servicing Fee

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Administrative Fee Rate” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

24.                               Using the:

a.                                      Fully Funded Mortgage Loan Rate % and

b.                                      Administrative Fee Rate

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Mortgage Rate” of each Mortgage Loan.  We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Multiple Property Mortgage Loan Calculation Methodologies

Multiple Property Mortgage Loan	Characteristics	Methodology Provided by Ares

• Brookfield LA Office Portfolio

Maximum Mortgage Loan Commitment ($), Mortgage Loan Initial Funded Amount ($), Cut-Off Date Total Debt Balance, Mortgage Asset Cut-off Date Balance ($), Mortgage Loan Balloon Payment ($), Total Debt Balloon Payment

The “Maximum Mortgage Loan Commitment ($),” “Mortgage Loan Initial Funded Amount ($),” “Cut-Off Date Total Debt Balance,” “Mortgage Asset Cut-off Date Balance ($),” “Mortgage Loan Balloon Payment ($)” and “Total Debt Balloon Payment” of the Multiple Property Mortgage Loan is allocated to the respective Underlying Properties using the “Maximum Mortgage Loan Commitment ($)” allocations for the Underlying Properties that are stated in the applicable loan agreement Source Document

• Redondo Beach Hotel Portfolio

Maximum Mortgage Loan Commitment ($), Mortgage Loan Initial Funded Amount ($), Cut-Off Date Total Debt Balance, Mortgage Asset Cut-off Date Balance ($), Mortgage Loan Balloon Payment ($), Total Debt Balloon Payment

The “Maximum Mortgage Loan Commitment ($),” “Mortgage Loan Initial Funded Amount ($),” “Cut-Off Date Total Debt Balance,” “Mortgage Asset Cut-off Date Balance ($),” “Mortgage Loan Balloon Payment ($)” and “Total Debt Balloon Payment” of the Multiple Property Mortgage Loan is allocated to the respective Underlying Properties using the “No. of Units” for the Underlying Properties

Note:                        Certain capitalized terms in the “Characteristic” and “Methodology Provided by Ares” columns that have not been previously defined, or which do not have a specific reference to where such term is defined in this report, are defined in Items 9., 10. and 11. of Attachment A and Exhibit 2 and 3 to Attachment A of this report.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)

Property Address (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
Property City (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
Property State (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
Property Zip Code	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
County	Appraisal Report or USPS Internet Site
Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated	Appraisal Report, Engineering Report or Phase I Environmental Report
Property Type (see Note 2)	Appraisal Report
Specific Property Type (see Note 3)	Appraisal Report
No. of Units	Underwritten Rent Roll or Appraisal Report
Unit of Measure	Underwritten Rent Roll or Appraisal Report
Occupancy (see Note 4)	Underwritten Rent Roll or Underwriter’s Summary Report
Occupancy % Source Date	Underwritten Rent Roll or Underwriter’s Summary Report
Title Vesting (Fee/Leasehold/Both)	Title Policy
Ground Lease Payment (Annual)	Ground Lease
Ground Lease Initial Expiration Date	Ground Lease
Ground Lease Extension (Y/N)	Ground Lease
# of Ground Lease Extension Options	Ground Lease
Ground Lease Expiration Date with Extension	Ground Lease

1

Third Party Information:

Characteristic	Source Document

Appraisal Valuation Date	Appraisal Report
As-Is Appraised Value	Appraisal Report
Stabilized Appraised Value (see Note 5)	Appraisal Report
Appraisal Anticipated Stabilization Date (see Note 5)	Appraisal Report
USPAP Appraisal (Y/N)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Engineering Report Date	Engineering Report
Recommended Immediate Repairs	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II) (see Note 6)	Phase II Environmental Report
Environmental Insurance (Y/N) (see Note 6)	Certificate of Environmental Insurance
Seismic Report Date (see Note 6)	Seismic Report
Seismic PML % (see Note 6)	Seismic Report
Seismic Insurance Required and Obtained if PML >= 20% (Y/N) (see Notes 6 and 7)	Seismic Report

Major Tenant Information:

Characteristic	Source Document

Largest Tenant Name	Underwritten Rent Roll
Largest Tenant SqFt	Underwritten Rent Roll
Largest Tenant Exp. Date	Underwritten Rent Roll
2nd Largest Tenant Name	Underwritten Rent Roll
2nd Largest Tenant SqFt	Underwritten Rent Roll
2nd Largest Tenant Exp. Date	Underwritten Rent Roll
3rd Largest Tenant Name	Underwritten Rent Roll
3rd Largest Tenant SqFt	Underwritten Rent Roll
3rd Largest Tenant Exp. Date	Underwritten Rent Roll
4th Largest Tenant Name	Underwritten Rent Roll
4th Largest Tenant Sqft	Underwritten Rent Roll
4th Largest Tenant Exp. Date	Underwritten Rent Roll
5th Largest Tenant Name	Underwritten Rent Roll
5th Largest Tenant Sqft	Underwritten Rent Roll
5th Largest Tenant Exp. Date	Underwritten Rent Roll
Single-Tenant (Y/N)	Underwritten Rent Roll

2

Underwriting Information: (see Note 8)

Characteristic	Source Document

Third Most Recent As Of Date	Underwriter’s Summary Report
Third Most Recent Actual Revenues	Underwriter’s Summary Report
Third Most Recent Actual Expenses	Underwriter’s Summary Report
Third Most Recent Actual NOI	Underwriter’s Summary Report
Third Most Recent Actual NCF	Underwriter’s Summary Report
Second Most Recent As Of Date	Underwriter’s Summary Report
Second Most Recent Actual Revenues	Underwriter’s Summary Report
Second Most Recent Actual Expenses	Underwriter’s Summary Report
Second Most Recent Actual NOI	Underwriter’s Summary Report
Second Most Recent Actual NCF	Underwriter’s Summary Report
Most Recent As Of Date	Underwriter’s Summary Report
Most Recent Actual Revenues	Underwriter’s Summary Report
Most Recent Actual Expenses	Underwriter’s Summary Report
Most Recent Actual NOI	Underwriter’s Summary Report
Most Recent Actual NCF	Underwriter’s Summary Report
Underwritten Revenues ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten NOI ($)	Underwriter’s Summary Report
Underwritten Reserves ($)	Underwriter’s Summary Report
Underwritten NCF ($)	Underwriter’s Summary Report
Stabilized Underwritten Revenues ($) (see Note 9)	Underwriter’s Summary Report
Stabilized Underwritten Expenses ($) (see Note 9)	Underwriter’s Summary Report
Stabilized Underwritten NOI ($) (see Note 9)	Underwriter’s Summary Report
Stabilized Underwritten Reserves ($) (see Note 9)	Underwriter’s Summary Report
Stabilized Underwritten NCF ($) (see Note 9)	Underwriter’s Summary Report

3

Reserve and Escrow Information:

Characteristic	Source Document(s)

Environmental Escrow	Loan Agreement
Springing Environmental Escrow Description	Loan Agreement
Tax Escrow (Cut Off Date)	Servicer Report
Tax Escrow (Monthly)	Servicer Report
Springing Tax Escrow Description	Loan Agreement
Insurance Escrow (Cut Off Date)	Servicer Report
Insurance Escrow (Monthly)	Servicer Report
Springing Insurance Escrow Description	Loan Agreement
Replacement Reserve (Cut Off Date)	Servicer Report
Replacement Reserve (Monthly)	Servicer Report
Replacement Reserve (cap)	Loan Agreement
Springing Replacement Reserve Description	Loan Agreement
TI/LC Reserve (Cut Off Date)	Servicer Report
TI/LC Reserve (Monthly)	Servicer Report
TI/LC Reserve (cap)	Loan Agreement
Springing TI/LC Reserve Description	Loan Agreement
Other Reserves Description	Loan Agreement
Other Reserves (Upfront)	Loan Agreement
Other Reserves (Monthly)	Loan Agreement or Servicer Report
Springing Other Escrow Reserve Description	Loan Agreement
Interest Reserve Holdback Budget	Loan Agreement
Interest Reserve Holdback Remaining	Loan Agreement
Capital Improvement Reserve (Current)	Servicer Report
Cash Reserve (Current)	Servicer Report
Security Deposit Reserve (Current)	Servicer Report
Additional Reserve Current Balance	Servicer Report

4

Mortgage Loan Information:

Characteristic	Source Document(s)

Assumed Loan?	Loan Agreement or Loan Modification Agreement
Borrower Name	Loan Agreement
DST (Y/N)	Loan Agreement
IDOT (Y/N)	Loan Agreement
TIC (Y/N)	Loan Agreement
Max Number of TICs	Loan Agreement
Single Purpose Borrower (Y/N)	Loan Agreement
Independent Director (Y/N)	Loan Agreement
Borrower Non Consolidation Opinion (Y/N)	Legal Opinion
Principals (Individuals)	Guaranty Agreement or Loan Agreement
Note Date	Promissory Note
First Payment Date (see Note 10)	Loan Agreement
Annual Debt Service Payment (Cap)	Loan Agreement
Maximum Mortgage Loan Commitment ($)	Loan Agreement
Mortgage Loan Initial Funded Amount ($)	Loan Agreement
Future Funding Trigger / Requirements	Loan Agreement
Initial Loan Term (Original)	Loan Agreement
Initial Maturity Date	Loan Agreement
Extension Options	Loan Agreement
Extension Options Description	Loan Agreement
First Extension Fee (see Note 11)	Loan Agreement
First Extension Fee % (see Note 12)	Loan Agreement
First Extension Period (months)	Loan Agreement
First Extension LIBOR Floor	Loan Agreement
First Extension Cap	Loan Agreement
Second Extension Fee (see Note 11)	Loan Agreement
Second Extension Fee % (see Note 12)	Loan Agreement
Second Extension Period (months)	Loan Agreement
Second Extension LIBOR Floor	Loan Agreement
Second Extension Cap	Loan Agreement
Third Extension Fee (see Note 11)	Loan Agreement
Third Extension Fee % (see Note 12)	Loan Agreement
Third Extension Period (months)	Loan Agreement
Third Extension LIBOR Floor	Loan Agreement
Third Extension Cap	Loan Agreement
Exit Fee	Loan Agreement
Fully Extended Maturity Date	Loan Agreement
Rate Type	Loan Agreement
Index for Floating Rate	Loan Agreement

5

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Fully Funded Mortgage Loan Margin %	Loan Agreement
Rounding Factor	Loan Agreement
Time of Rounding (Before Spread, After Spread)	Loan Agreement
Rounding Direction	Loan Agreement
Lookback Period	Loan Agreement
Strike Price	Loan Agreement
Mortgage Rate Floor	Loan Agreement
Mortgage Rate Cap	Cap Rate Agreement or Loan Agreement
LIBOR Cap Provider (see Note 6)	Cap Rate Agreement
LIBOR Cap Provider Rating (S/M/F)	Swap Financial Group Screenshots
LIBOR Floor %	Loan Agreement
LIBOR Cap Strike Price % (see Note 6)	Cap Rate Agreement
Interest Accrual Basis	Loan Agreement
Interest Rate Change	Loan Agreement
Interest Rate Change Amount	Loan Agreement
Interest Rate Change Trigger	Loan Agreement
Grace Period Default (Days)	Loan Agreement
Grace Period Late (Days)	Loan Agreement
Grace Period Balloon (Days)	Loan Agreement
Prepayment Provision	Loan Agreement
Lock out period	Loan Agreement
Amortization Type During Initial Term	Loan Agreement
Amortization Type During Extensions	Loan Agreement
Full Recourse? (Y/N/Partial)	Guaranty Agreement
Recourse Carveout Guarantor	Guaranty Agreement
Recourse Provisions	Guaranty Agreement
Lien Position	Title Policy
Type of Lockbox (see Note 13)	Loan Agreement or Deposit Account Agreement
Cash Management Trigger Event	Loan Agreement
Cash Management Type (see Note 14)	Loan Agreement
Property Manager	Management Agreement or Loan Agreement
Partial Release	Loan Agreement

6

Notes:

1.                                      For the purpose of comparing the:

a.                                      Property Address,

b.                                      Property City and

c.                                       Property State

characteristics, Ares, on behalf of the Issuer, instructed us to ignore differences that are caused by standard postal abbreviations.

2.                                      For the Mortgage Loan identified on the Preliminary Data File as “Brookfield LA Office Portfolio,” which is partially secured by a Mortgaged Property that contains both office and retail tenants, as shown in the appraisal report Source Document, Ares, on behalf of the Issuer, instructed us to use “Office” for the “Property Type” characteristic.

For the Mortgage Loan identified on the Preliminary Data File as “US National Bank Building,” which is secured by a Mortgaged Property that contains both office and retail tenants, as shown in the appraisal report Source Document, Ares, on behalf of the Issuer, instructed us to use “Office” for the “Property Type” characteristic.

3.                                      For the Mortgage Loan listed in Table A1, Ares, on behalf of the Issuer, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even though the information in the “Provided Value” column did not agree with the corresponding information in the “Source Document Value” column that was shown in the applicable Source Document.

Table A1:

Mortgage Loan	Underlying Property	Characteristic	Source Document Value	Provided Value

Brookfield LA Office Portfolio	91 Freeway Center	Specific Property Type	Office/Retail	Suburban

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by Ares, on behalf of the Issuer.

4.                                      For the purpose of comparing the “Occupancy” characteristic for the Mortgage Loan identified on the Preliminary Data File as “150 West 82nd Street,” Ares, on behalf of the Issuer, instructed us to include the “excluded” unit as occupied, as shown in the underwritten rent roll Source Document.

For the purpose of comparing the “Occupancy” characteristic for the Multiple Property Mortgage Loan identified on the Preliminary Data File as “Redondo Beach Hotel Portfolio,” Ares, on behalf of the Issuer, instructed us to use the weighted average of the respective occupancy values for the Underlying Properties, as shown on the Preliminary Data File, and to weight such values using the “No. of Units” for each Underlying Property, as shown on the Preliminary Data File.

7

Notes: (continued)

5.                                      For the purpose of comparing the “Stabilized Appraised Value” characteristic, Ares, on behalf of the Issuer, instructed us to use the “As-Is Appraised Value,” as shown in the appraisal report Source Document, for Mortgaged Properties (or for specific parcels of certain Mortgaged Properties) that do not have stabilized appraisal values in the applicable appraisal report Source Documents.

For the purpose of comparing the “Stabilized Appraised Value” and “Appraisal Anticipated Stabilization Date” characteristics for the Mortgage Loan identified on the Preliminary Data File as “Reserve at Beach Boulevard,” Ares, on behalf of the Issuer, instructed us to use the “Prospective Market Value — Year 2” appraised value and the corresponding appraisal date for such appraised value, respectively, both as shown in the appraisal report Source Document.

6.                                      Ares, on behalf of the Issuer, instructed us to perform procedures on the “Environmental Report Date (Phase II)” characteristic only for Mortgaged Properties (if any) that contained a phase II environmental report Source Document in the related loan file.

Ares, on behalf of the Issuer, instructed us to perform procedures on the “Environmental Insurance (Y/N)” characteristic only for Mortgaged Properties (if any) that contained a certificate of environmental insurance Source Document in the related loan file.

Ares, on behalf of the Issuer, instructed us to perform procedures on the:

a.                                      Seismic Report Date,

b.                                      Seismic PML %,

c.                                       Seismic Insurance Required and Obtained if PML >= 20% (Y/N)

characteristics only for Mortgaged Properties (if any) that contained a seismic report Source Document in the related loan file.

Ares, on behalf of the Issuer, instructed us to perform procedures on the “LIBOR Cap Provider” and “LIBOR Cap Strike Price %” characteristics only for Mortgage Loans (if any) that contained a cap rate agreement Source Document in the related loan file.

7.                                      For the purpose of comparing the “Seismic Insurance Required and Obtained if PML >= 20% (Y/N)” characteristic, Ares, on behalf of the Issuer, instructed us to use “Yes” if the “Seismic PML %,” as shown in the seismic report Source Document, is greater than or equal to 20%.  If the “Seismic PML %,” as shown in the seismic report Source Document, is less than 20%, Ares, on behalf of the Issuer, instructed us to use “No” for the “Seismic Insurance Required and Obtained if PML >= 20% (Y/N)” characteristic.

8

Notes: (continued)

8.                                      For the purpose of comparing the “Underwriting Information” characteristics, Ares, on behalf of the Issuer, instructed us to ignore differences of $1 or less for those characteristics that are expressed as dollar values.

9.                                      For the purpose of comparing the:

a.             Stabilized Underwritten Revenues ($),

b.             Stabilized Underwritten Expenses ($),

c.             Stabilized Underwritten NOI ($),

d.             Stabilized Underwritten Reserves ($) and

e.             Stabilized Underwritten NCF ($)

characteristics for the Mortgage Loan identified on the Preliminary Data File as “Redondo Beach Hotel Portfolio,” Ares, on behalf of the Issuer, instructed us to use the underwritten cash flow values provided in the underwriter’s summary report Source Document.

10.                               For the purpose of comparing the “First Payment Date” characteristic, Ares, on behalf of the Issuer, instructed us to assume that the “First Payment Date” is the payment date after the end of the first full interest accrual period, as shown in the loan agreement Source Document.

11.                               For certain Mortgage Loans, the extension fee is described in the applicable loan agreement Source Document as a percentage of the outstanding loan balance at the time of the extension and not as a specific dollar amount.  For the purpose of comparing the “First Extension Fee,” “Second Extension Fee” and “Third Extension Fee” characteristics for such Mortgage Loans, Ares, on behalf of the Issuer, instructed us to use the product of the (i) “Maximum Mortgage Loan Commitment ($),” as shown in the loan agreement Source Document, and (ii) “First Extension Fee %,” “Second Extension Fee %” and “Third Extension Fee %,” respectively, all as shown in the loan agreement Source Document.

12.                               For certain Mortgage Loans, the extension fee is described in the applicable loan agreement Source Document as a dollar amount and not as a percentage of the outstanding loan balance at the time of the extension.  For the purpose of comparing the “First Extension Fee %,” “Second Extension Fee %” and “Third Extension Fee %” characteristics for such Mortgage Loans, Ares, on behalf of the Issuer, instructed us the quotient of the (i) “First Extension Fee,” “Second Extension Fee” and “Third Extension Fee,” respectively, all as shown in the loan agreement Source Document, and (ii) “Maximum Mortgage Loan Commitment ($),” as shown in the loan agreement Source Document.

9

Notes: (continued)

13.                               For the purpose of comparing the “Type of Lockbox” characteristic, Ares, on behalf of the Issuer, instructed us to use the following definitions:

a.                                      Hard - a lockbox where the borrower is required to send tenant direction letters in connection with the origination of the loan directing each tenant to deposit rents into a lockbox account, and

b.                                      Soft -

(1)                                 a lockbox where the borrower is not required to send tenant direction letters to all or certain of the tenants in connection with the origination of the loan, but the rents are required to be deposited into the lockbox account by the borrower or property manager or

(2)                                 a lockbox where the borrower is required to give irrevocable notices to tenants and other account debtors of the borrower or the property to make all payments, if made by wire transfer, directly to the blocked account but the tenants and other account debtors of the borrower or the property are not required to use wire transfer to make such payments.

14.                               For the purpose of comparing the “Cash Management Type” characteristic for each Mortgage Loan, Ares, on behalf of the Issuer, instructed us to use the following definitions:

a.                                      In Place - for funds directed into a lockbox, such funds are generally not made immediately available to the borrower, but instead are forwarded to a cash management account controlled by the lender and the funds are disbursed according to the loan documents, with any excess remitted to the borrower (unless an event of default or one or more specified trigger events under the loan documents have occurred and are outstanding) generally on a daily basis.

b.                                      Springing - until the occurrence of an event of default or one or more specified trigger events under the loan documents, funds in the lockbox are forwarded to an account controlled by the borrower or are otherwise made available to the borrower.  Upon the occurrence of an event of default or one or more specified trigger events under the loan documents, funds in the lockbox are forwarded to a cash management account controlled by the lender, and the funds are disbursed according to the loan documents.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies, qualifications and exceptions provided by Ares, on behalf of the Issuer, that are described in the notes above.

10

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan Type
Property Name
Loan Purpose (Acquisition, Refinance, DPO)
Cut-off Date Unfunded Future Funding Participation Amount ($)
Mortgage Asset Cut-off Date Balance ($)
B Note/Mezz Loan %
Amort Type
Pari Passu
Fully-Funded Companion Participation Cut-off Date Balance
Fully-Funded Companion Participation Balloon Balance
Senior Debt Amount
Senior Debt Holder
Rate
Floor
Maturity
Amort
In Place senior debt service
As stabilized snr debt service
Cut-off Date Subordinate Debt/Mezz Loan Bal ($)
Cut-Off Date Balance Net Holdback
Loan Cross Portfolio Name
Affiliated Sponsor
Internal Reference
% of Balance
Loan Servicing Fee
Trustee Fee
CREFC® IP Royalty License Fee Rate
Master Servicing Fee
Subordinate Debt (Y/N)
Subordinate Debt Cut-off Debt Balance ($)
Subordinate Debt Type
Mortgage Asset Type

Note:                  We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.